Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The condensed consolidated statements of the Company are presented in United States dollars and have been prepared in accordance with financial accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and include the accounts of BioStem Technologies, Inc. and its wholly-owned subsidiaries, BioStem Life Sciences, Inc., Auxocell Operations Inc., and BioStem Properties, LLC. All intercompany transactions have been eliminated in consolidation.

Accordingly, certain information and footnote disclosures required by U.S. GAAP for complete financial statements have been condensed or omitted. In the opinion of the Company, the accompanying condensed consolidated financial statements reflect all normal recurring adjustments that are necessary to present fairly the results for the interim periods presented. The condensed consolidated balance sheet as of December 31, 2025, was derived from the Company’s audited consolidated financial statements as of and for the year ended December 31, 2025. The information included in this quarterly report on should be read in conjunction with the audited consolidated financial statements and accompanying notes included in our Annual Report for the year ended December 31, 2025. Interim results are not necessarily indicative of the results for the full year.

Basis of Presentation and Consolidation

The consolidated statements of the Company are presented in United States dollars and have been prepared in accordance with financial accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the accounts of BioStem Technologies, Inc. and its wholly owned subsidiaries, BioStem Life Sciences, Inc., Auxocell Operations, Inc., and BioStem Properties, LLC. All intercompany transactions between and among consolidation subsidiaries have been eliminated

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes.

Such estimates and assumptions impact both assets and liabilities, including but not limited to net realizable value of accounts receivable and inventory, estimated useful lives and impairment of long-lived assets, the valuation of intangible assets, goodwill, estimated fair value of stock-based awards, valuation of contingent consideration, and the valuation of deferred tax assets.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future non-conforming events. Accordingly, actual results could differ significantly from estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes.

Such estimates and assumptions impact both assets and liabilities, including but not limited to net realizable value of accounts receivable and inventory, estimated useful lives and impairment of long-lived assets, the valuation of intangible assets, estimated fair value of stock-based awards, and the valuation of deferred tax assets.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future non-conforming events. Accordingly, actual results could differ significantly from estimates.

Risks and Uncertainties

Risks and Uncertainties

The Company’s operations are subject to risks and uncertainties including financial, operational, regulatory, and other risks including the potential risk of business failure.

The Company has experienced, and in the future expects to continue to experience, variability in its sales and earnings. The factors expected to contribute to this variability include, among others: (i) the uncertainty associated with the commercialization and ultimate success of the Company’s products; (ii) competition inherent in the markets where products are expected to be sold; (iii) general economic conditions; and (iv) the related volatility related to product pricing determined and approved by the Centers for Medicare & Medicaid Services (“CMS”).

Risks and Uncertainties

The Company’s operations are subject to risks and uncertainties including financial, operational, regulatory, and other risks including the potential risk of business failure.

The Company has experienced, and in the future expects to continue to experience, variability in its sales and earnings. The factors expected to contribute to this variability include, among others: (i) the uncertainty associated with the commercialization and ultimate success of the Company’s products; (ii) competition inherent in the markets where products are expected to be sold; (iii) general economic conditions; and (iv) the related volatility related to product pricing determined and approved by the Centers for Medicare & Medicaid Services (“CMS”).

Significant Accounting Policies

Significant Accounting Policies

There have been no material changes to our significant accounting policies from our Annual Report for the year ended December 31, 2025 except for the addition of the value of our contingent consideration and estimated useful life of our acquired intangible assets as described in Note 3.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers cash equivalents to include all stable, highly liquid investments with maturities, when acquired, of three months or less.
Concentrations of Risks

Concentrations of Risks

Financial instruments that subject the Company to concentration of risk consist primarily of cash and cash equivalents.  The Company maintains its cash balances with large, high-credit quality financial institutions and, at times, such deposits may be more than federally insured limits. The Company’s cash equivalents consist of highly liquid investment accounts invested in U.S. Government backed securities. The Company has not experienced any losses on its deposits.

For the years ended December 31, 2025 and 2024, the Company generated approximately 99% and 98%, respectively, of its consolidated net revenue from one customer. This same customer accounted for approximately 100% of the accounts receivable as of December 31, 2025 and 2024, respectively.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable represent the Company’s unconditional rights to consideration for product shipped. Accounts receivable, net are carried at the original invoice amount less an allowance for credit losses which is based upon historical loss patterns, the number of days that billings are past due, an evaluation of the potential risk of loss associated with delinquent accounts and current market conditions and reasonable and supportable forecasts of future economic conditions to form adjustments to historical loss patterns. Accounts receivable, net are considered impaired and written off when it is probable that all contractual payments due will not be collected in accordance with the terms of the agreement. As a result of the analysis, the Company has reserved for estimated credit losses of $9,023,768 and $223,166 as of December 31, 2025 and 2024, respectively.

Activity related to the Company’s allowance for credit losses during the years ended December 31, 2025 and 2024 was as follows:

	2025	2024
Allowance for credit losses, beginning balance	$223,166	$48,166
Credit loss provision	8,800,602	176,307
Write-offs	-	(1,307)
Allowance for credit losses, ending balance	$9,023,768	$223,166

Inventory

Inventory

Inventory is stated at the lower of cost or estimated net realizable value. Inventory cost is determined by the first-in, first-out (“FIFO”) basis. Inventory costs include raw material, labor, operating overhead, supplies, depreciation and amortization of leased lab equipment and other related costs.

The Company performs an assessment of the recoverability of inventory cost during each reporting period, and writes-down the cost for slow-moving, excess, and obsolete inventories to their estimated net realizable value in the period in which the need for an allowance is first identified. Such impairment charges are recorded within cost of goods sold. As of December 31, 2025 and 2024, no impairment charges were recorded.

The table below presents the Company’s inventory values, by category, as of December 31, 2025 and 2024:

	2025	2024
Raw materials	$251,911	$176,218
Finished goods	2,625,249	1,647,784
Total net realizable value	$2,877,160	$1,824,001

Property and Equipment and Construction-in-Process

Property and Equipment and Construction-in-Process

Property and equipment (“PP&E”) consists of land, building and building improvements, machinery and equipment, computer and office equipment, furniture and fixtures. The Company separately presents construction-in-process (“CIP”) on the consolidated balance sheets. CIP is related to the construction or development of PP&E that has yet to be placed into service for its intended use. Land and assets held as CIP are not depreciated.

PP&E is stated at cost, less accumulated depreciation. Depreciation expense commences once a PP&E asset is ready for its intended use and is computed using the straight-line method based on the estimated useful lives of the related assets as follows:

Category	Estimated Useful Life
Land	Infinite (not depreciated)
Building and Building Improvements	3-39 years
Machinery and Equipment	3-7 years
Computer and Office Equipment	3 years
Furniture and Fixtures	5-7 years
Construction-in-Process	Not depreciated until placed into service

The useful lives of PP&E are determined when those assets are initially recognized. The useful lives in the table above represents the best estimate of the useful lives based on current facts and circumstances but may differ from the actual useful lives due to changes to business operations, changes in the planned use of assets, and technological advancements if and when management determines a change in the estimated useful life assumption for any asset, the remaining carrying amount of the asset is accounted for prospectively and depreciated or amortized over the revised estimated useful life.

Repair and maintenance costs, which do not extend the useful life of the asset, are charged to expenses as incurred. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated financial statements.

Goodwill, Acquired Intangible Assets, and Other Long-Lived Assets

Goodwill, Acquired Intangible Assets, and Other Long-Lived Assets

Goodwill

Goodwill represents the excess of the purchase price of an acquired business over the fair value of the identifiable assets acquired and liabilities assumed. Goodwill is not amortized but is tested for impairment at least annually (as of December 31), or more frequently if events or circumstances indicate the carrying value may no longer be recoverable and that an impairment loss may have occurred. Circumstances that could trigger an impairment test include, but are not limited to, a significant adverse change in the business climate or legal factors, an adverse action or assessment by a regulator, or unanticipated competition. The Company operates as one segment, which is the sole reporting unit, and therefore goodwill is tested for impairment at the consolidated level.

If the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is not impaired. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, a goodwill impairment loss is recognized in an amount equal to that excess. As of December 31, 2025 and 2024, management performed a qualitative evaluation, and the results of management’s goodwill impairment test did not result in any impairment charges as fair value of the one reporting unit exceeded carrying value.

Acquired Intangible Assets

Intangible assets with finite lives are amortized over their estimated useful lives. Intangible assets include developed technology and customer relationships.

Amortization of intangible assets with finite lives is calculated on the straight-line method based on the following estimated useful lives:

Website and software development costs	5 years
Intellectual property	5 years
Customer relationships	7 years

Acquired intangible assets with finite useful lives are reviewed for impairment when events or changes in circumstances suggest that the carrying value of these assets may not be recoverable. No impairment losses were recognized by the Company for the years ended December 31, 2025 and 2024, respectively.

Long-Lived Assets

Long-lived assets consist primarily of PP&E, CIP, and intangible assets with finite lives. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include, but not limited to, significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. When such an event occurs, the Company determines whether there has been impairment by comparing the anticipated undiscounted future net cash flows to the related asset group’s carrying value. If an asset is determined to be impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. The Company did not record any impairment of other long-lived assets during the years ended December 31, 2025 and 2024.

Advertising Expenses

Advertising Expenses

The Company expenses advertising costs as incurred. The Company incurred $1,349,794 and $491,596 in advertising expenses for the years ended December 31, 2025 and 2024, respectively, which are included as part of sales and marketing expenses within the consolidated statements of operations.

Research and Development Costs

Research and Development Costs

Research and development costs include personnel costs for the Company’s research and development personnel, expenses related to improvements to the manufacturing process, enhancements to the Company’s currently available products, the costs of clinical trials and additional investments in the product and platform development pipeline. The Company expenses research and development costs as incurred. Research and development costs were $7,086,087 and $1,911,031 for the years ended December 31, 2025 and 2024, respectively, as presented on the consolidated statements of operations.

Leases

Leases

The Company accounts for leases by applying Accounting Standards Codification No. 842, Leases (“ASC 842”). The Company elected to not apply ASC 842 to arrangements with lease terms of 12 months or less.

In accordance with ASC 842, the Company determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is, or contains a lease, if there are identified assets and the right to control the use of the assets is conveyed to the Company over a period in exchange for consideration. Control over the use of the identified asset means the Company has both the right to obtain substantially all the economic benefits from the use of the asset and the right to direct the use of the asset.

Lease right-of-use (ROU) assets and operating lease liabilities are recognized at commencement date and initially measured based on the present value of lease payments over the defined lease term. Interest and amortization expense are recognized over the lease term using the effective interest method. In the absence of a readily determinable interest implicitly stated interest rate, the Company discounts the expected future lease payments using an incremental borrowing rate at the lease commencement date.

Lease terms include optional renewal periods when it’s reasonably certain on the commencement date that such option will be exercised. See Note 9, Commitments and Contingencies for further operating lease-related disclosures.

Stock Based Compensation – Employees and Non-Employees

Stock Based Compensation – Employees and Non-Employees

The Company accounts for stock options with service-based conditions, market-based conditions, and restricted stock units (“RSU’s”) to employees and directors, based on their estimated fair value on the date of grant. The fair value and derived service period of stock options with market based vesting conditions is estimated using the Monte Carlo valuation model. The fair value of each service-based stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company has limited public float and lacks Company-specific historical and implied volatility information for its stock. Therefore, the Company estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the simplified method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is zero since the Company has never paid cash dividends on its common stock and does not expect to pay any cash dividends in the foreseeable future.

Stock-based compensation expense associated with market-based stock options is recognized over the derived service period estimated using the Monte Carlo valuation method. In the event the market conditions are met, the expense is accelerated for any remaining, unvested expense. Stock-based compensation associated with service-based stock options is recognized on a straight-line basis over the vesting term.

The fair value of RSUs is based on the trading price of the Company’s stock on the date of grant. The Company recognizes stock-based compensation expense for RSUs on a straight-line basis over the vesting term.

The Company accounts for forfeitures as they occur.

Revenue Recognition

Revenue Recognition

The Company records revenue from product sales in accordance with Accounting Standards Codification No. 606, Revenue from Contracts with Customers (“ASC 606”),

The Company recognizes revenue from product sales at a point in time when control of the Company’s product has transferred to the customer, which generally occurs upon shipment. Revenue is recognized in an amount that reflects the consideration that the Company expects to receive in exchange for the product, which is generally fixed. Based on prior experience, and the nature of the product, variable consideration resulting from product discounts is not material.  Our ordinary contracts do not provide for discounts, rebates or other price concessions. Returns from customers are not accepted. Shipping and handling costs that are billed to the customer are included as a component of revenue and are passed through to customers with an equal offsetting amount included in cost of goods sold. We consider costs related to shipping and handling after control over a product has transferred to a customer to be a cost of fulfilling the promise to transfer the product to the customer.

Distribution and Services Agreement

Distribution and Services Agreement

In September 2023, the Company executed a distribution and services agreement (“D&S Agreement”) with a large medical distributor located in the United States (the “Distributor”) for the distribution of the Company’s Amnio Wrap 2 (“AW2”) product. The Company licenses the rights to manufacture and commercialize AW2 from an unrelated party and in conjunction with the licensing arrangement, pays a per square centimeter license fee for all AW2 products sold by the Distributor. In October 2024, the Company executed an amendment to the D&S Agreement to expand the product lines that the Distributor will distribute on behalf of the Company and beginning in the fourth quarter of 2024, includes VendajeAC (“VAC”). No licensing fees are due on VAC as the Company owns the right to manufacture and commercialize VAC. Licensing fees due on the sale of AW2 are recorded as a component of cost of goods sold.

The Distributor purchases AW2 and VAC from the Company at a fixed fee per square centimeter (“Sales Price”) with no right of return. The Distributor is responsible for sales, marketing, and distribution of product it purchases from us and bears full risk of loss from the point at which it takes title to product purchased from us. The termination of the D&S Agreement could have an adverse impact on our financial position and results of operations.

As of December 31, 2025 and 2024, accounts receivable from the Distributor under this arrangement were $18,642,078 and $23,099,404, respectively. The Company is currently in a dispute related to certain receivables and has recorded a reserve for credit loss.

Disaggregation of Revenue

Disaggregation of Revenue

The following table provides information about revenue disaggregated by major products categories:

	For the years ended
	December 31,
	2025	2024
VendajeAC	$44,045,014	$10,617,897
Amnio Wrap 2	3,348,726	58,783,096
Other	88,275	257,427
Revenue, net	$47,482,015	$69,658,420

Contract Costs

Contract Costs

The Company incurs incremental costs to obtain contracts with its customers. These costs consist primarily of sales commissions paid to our sales force. As the expected period of amortization is not expected to exceed one year, the Company has elected to expense such costs as incurred.

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold represents license fees and costs directly related to the production of the Company’s products including tissue, direct labor, lab supplies, as well as overhead and depreciation of production equipment. Products sold are typically shipped directly to the customer with costs associated with shipping and handling included as a component of cost of goods sold.

Net (Loss) Earnings Per Share

Net (Loss) Earnings Per Share

Basic net (loss) earnings per share is computed by dividing the net earnings by the weighted-average number of common shares outstanding for the period. Diluted net earnings per share is computed based on the potential impact of dilutive securities, including outstanding common stock options, restricted stock units, warrants to purchase common stock, convertible preferred stock, and common stock issuable in connection with convertible notes. For periods in which the Company has reported negative net earnings, diluted net earnings per share is the same as basic net earnings per share because common dilutive shares are not assumed to have been issued if their effect is anti-dilutive. Basic and dilutive earnings per share is as follows:

	2025	2024
Net (loss) income available to common shareholders (numerator)	$(6,580,912)	$31,030,713

Weighted-average number of common shares (denominator)	16,728,783	16,368,429

Basic (loss) earnings per common share	$(0.39)	$1.90

Weighted-average number of common shares	16,728,783	16,368,429
Potential shares of common stock arising from stock options, warrants, and unvested RSU’s	-	5,329,956
Total shares-diluted (denominator)	16,728,783	21,698,384

Diluted (loss) earnings per common share	$(0.39)	$1.43

Anti-dilutive weighted shares excluded from the calculation of earnings per common share	6,672,524	-

Income Taxes

Income Taxes

We account for income taxes according to the ASC 740, Income Taxes (“ASC 740”) using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in our tax returns. Deferred taxes are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. We assess the likelihood that its deferred tax assets will be and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that our portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. In evaluating its ability to recover its deferred tax assets, we consider all available positive and negative evidence, including projected future taxable income, prudent and feasible tax planning strategies and recent financial operations.

We account for uncertainty related to income taxes recognized in our financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position, is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. To the extent we determine that such tax provisions will not be sustained, the provision for income taxes would include the effects of any resulting income tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Fair Value Measurements

Fair Value Measurements

The Company defines fair value as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance describes three levels of inputs that may be used to measure fair value:

●	Level I—Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets;

●	Level II—Observable inputs other than Level I prices, such as unadjusted quoted prices for similar assets or liabilities in active markets, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

●	Level III—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. These inputs are based on the Company’s own assumptions used to measure assets and liabilities at fair value and require significant management judgment or estimation.

The categorization of a financial instrument within the fair value hierarchy is based upon the lowest level of input that is significant to its fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the assets or liabilities.

The Company’s financial instruments that are carried at fair value consist of cash equivalents, a Level I asset, as of December 31, 2025 and 2024. Additionally, as of December 31, 2025, the carrying value of the Company’s current notes payable including accrued interest approximates fair market value as a level III liability.

Recently Issued Accounting Pronouncements Adopted

Recently Issued Accounting Pronouncements Adopted

In November 2023 the FASB issued ASU 2023-07, Segment Reporting – Improvements to Reportable Segment Disclosures. The ASU will now require public entities to disclose its significant segment expenses categories and amounts for each reportable segment. Under the ASU, a significant segment expense is an expense that is:

●	significant to the segment,

●	regularly provided to or easily computed from information regularly provided to the Chief Operating Decision Maker (“CODM”), and

●	included in the reported measure of segment profit or loss.

The ASU was effective for public entities for fiscal years beginning after December 15, 2024 and interim periods in fiscal years beginning after December 15, 2024 (calendar year public entity will adopt the ASU in its 2024 Form 10- K). The ASU should be adopted retrospectively unless it’s impracticable to do so. Early adoption of the ASU is permitted, including in an interim period. Effective December 15, 2024, we adopted ASU 2023-07 and evaluated the application of ASU 2023-07 to these consolidated financial statements. We have included disclosures in Note 11 to provide further information regarding the measure of our one operating segment’s gross profit and significant segment expenses as required by ASU 2023-07.

In December 2023, FASB issued ASU 2023- 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09). The ASU focuses on income tax disclosures around effective tax rates and cash income taxes paid. ASU 2023-09 requires public business entities to disclose, on an annual basis, a rate reconciliation presented in both dollars and percentages. The guidance requires the rate reconciliation to include specific categories and provides further guidance on disaggregation of those categories based on a quantitative threshold equal to 5% or more of the amount determined by multiplying pretax income (loss) from continuing operations by the applicable statutory rate. For entities reconciling to the US statutory rate of 21%, this would generally require disclosing any reconciling items that impact the rate by 1.05% or more. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024 (generally, calendar year 2025) and effective for all other business entities one year later. Entities should adopt this guidance on a prospective basis, though retrospective application is permitted. The Company adopted this standard in the current fiscal year on a retrospective basis. See Note 10 for further information.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU No. 2024-03, “Disaggregation of Income Statement Expenses (Subtopic 220-40).” The ASU requires public entities to disaggregate, in a tabular presentation, certain income statement expenses into different categories, such as purchases of inventory, employee compensation, depreciation, and intangible asset amortization. The guidance is effective for fiscal years beginning after December 15, 2026, with early adoption permitted, and may be applied retrospectively. We are currently evaluating the impact of adopting the ASU 2024-03 on our consolidated financial statements and related disclosures.

We reviewed all other recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a significant impact to the consolidated financial statements.